SunAmerica Asset Management Corp.
The SunAmerica Center
733 Third Avenue
New York, NY 10017
212.551.5969
800.858.8850

						July 19, 2001


EDGAR Postmaster, BDM: Postmaster

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

				Re:	Seasons Series Trust (the "Fund")
					File No. 333-08653

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of
1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated July 27, 2001, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective
Amendment No. 13 to the Fund's Registration Statement on
Form N-1A, which was filed with the Securities and Exchange
Commission on July 18, 2001.

	Please provide a Notice of Acceptance for receipt of this filing.


					Very truly yours,
					SunAmerica Asset Management Corp.


					/s/ M. Rosalie Buenaventura
					M. Rosalie Buenaventura
					Associate Counsel